IFRS 7 Disclosure	3 Months Ended
Jan. 31, 2021
Text block [abstract]
IFRS 7 Disclosure
Management of risk
Our approach to management of risk has not changed significantly from that described on pages 43 to 82 of our 2020 Annual Report.
Risk overview
CIBC faces a wide variety of risks across all of its areas of business. Identifying and understanding risks and their impact allows CIBC to frame its risk appetite and risk management practices. Defining acceptable levels of risk, and establishing sound principles, policies and practices for managing risks, is fundamental to achieving consistent and sustainable long-term performance, while remaining within our risk appetite.

Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC, SBU and functional group-level risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test the design and operating effectiveness of our key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in their activities in accordance with the CIBC risk appetite. In addition, they establish and maintain controls to mitigate such risks. The first line of defence may include governance groups within the relevant area to facilitate the control framework and other risk-related processes. Control groups provide subject matter expertise to the business lines and/or implement and maintain enterprise-wide control programs and activities. While control groups collaborate with the lines of business in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management is the primary second line of defence. Risk Management may leverage or rely on subject matter expertise of other groups (e.g., third parties or control groups) to better inform their independent assessments, as appropriate.

(iii)
As the third line of defence, CIBC’s internal audit function provides reasonable assurance to senior management and the Audit Committee of the Board of Directors (the Board)
on the effectiveness of CIBC’s governance practices, risk management processes, and internal controls as a part of its risk-based audit plan and in accordance with its mandate as described in the Internal Audit Charter.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.

Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs. Other sources of credit risk consist of our trading activities, which include our
over-the-counter
(OTC) derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk

$ millions, as at	2021 Jan. 31	2020 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$245,009	$248,265
Undrawn commitments	61,775	59,379
Repo-style transactions	218,474	202,809
Other off-balance sheet	75,326	75,399
OTC derivatives	17,779	18,850
Gross exposure at default (EAD) on business and government portfolios	618,363	604,702
Less: Collateral held for repo-style transactions	201,608	187,832
Net EAD on business and government portfolios	416,755	416,870
Retail portfolios – AIRB approach
Drawn	270,023	265,097
Undrawn commitments	88,511	87,294
Other off-balance sheet	272	306
Gross EAD on retail portfolios	358,806	352,697
Standardized portfolios (1)	80,252	79,350
Securitization exposures – AIRB approach	10,146	12,276
Gross EAD	$1,067,567	$1,049,025
Net EAD	$865,959	$861,193
(1)
Includes $69.4 billion relating to business and government loans (October 31, 2020: $69.7 billion), $6.1 billion (October 31, 2020: $6.2 billion) relating to retail portfolios, and $4.8 billion (October 31, 2020: $3.5 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $44.3 billion (October 31, 2020: $45.7 billion) to corporates, $23.8 billion (October 31, 2020: $22.7 billion) to sovereigns, and $1.3 billion (October 31, 2020: $1.3 billion) to banks.

Trading credit exposure
We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 13 to the consolidated financial statements included in our 2020 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2021 Jan. 31		2020 Oct. 31
	Exposure (1)
Investment grade	$7.78	76.4%	$7.46	74.9%
Non-investment grade	2.25	22.1	2.40	24.1
Watch list	0.12	1.2	0.07	0.7
Default	0.03	0.3	0.03	0.3
	$10.18	100.0%	$9.96	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.
Market risk

Market risk is the risk of economic or financial loss in our trading and non-trading
portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market related positioning and market making activity.
The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The
non-trading
book consists of positions in various currencies that are related to asset/liability management and investment activities.
Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income or non-interest
income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-risk
Our
value-at-risk
(VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.
The following three tables show VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.
Average total VaR for the three months ended January 31, 2021 was up $0.5 million from the prior quarter, driven primarily by an increase in credit spread risk, partially offset by an increase in diversification benefit and a decrease in commodity risk.
Average stressed total VaR for the three months ended January 31, 2021 was up $8.9 million from the prior quarter, driven by increases in interest rate, equity and foreign exchange risks. Positioning in the trading book is the primary cause of the increase in risk. During this quarter, our stressed VaR window is from February 25, 2008 to February 20, 2009. This historical period exhibited not only increased volatility in interest rates but also increased volatility in equity prices, combined with a reduction in the level of interest rates, and an increase in credit spreads.
Average IRC for the three months ended January 31, 2021 was up $8.7 million from the prior quarter, partially due to an increase in fixed income inventory.
VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$9.3	$4.6	$5.2	$6.6	$7.3	$6.5	$8.8	$6.5
Credit spread risk	11.4	5.8	8.8	8.0	7.0	5.7	3.0	1.9
Equity risk	5.2	2.3	3.7	3.4	3.7	3.4	3.1	2.3
Foreign exchange risk	2.6	0.9	1.4	1.7	2.0	1.8	2.4	2.5
Commodity risk	6.1	1.0	3.2	3.1	2.4	3.4	1.3	2.9
Debt specific risk	4.6	2.2	4.1	3.2	3.0	3.2	1.9	1.9
Diversification effect (1)	n/m	n/m	(19.4)	(18.2)	(12.1)	(16.7)	(12.8)	(12.2)
Total VaR (one-day measure)	$13.9	$5.1	$7.0	$7.8	$13.3	$7.3	$7.7	$5.8
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Stressed VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$33.9	$13.0	$25.7	$24.4	$33.7	$19.2	$23.0	$27.8
Credit spread risk	12.6	7.8	10.2	9.8	7.1	10.9	8.8	10.0
Equity risk	14.0	5.1	13.6	8.9	6.9	4.0	3.0	2.2
Foreign exchange risk	26.5	1.9	15.7	10.7	9.1	6.7	12.0	11.1
Commodity risk	3.7	1.3	2.0	2.3	3.0	3.3	4.4	6.5
Debt specific risk	7.0	4.4	6.3	5.8	6.1	4.9	5.1	5.0
Diversification effect (1)	n/m	n/m	(43.5)	(34.8)	(35.7)	(30.8)	(32.4)	(43.6)
Stressed total VaR (one-day measure)	$39.9	$15.3	$30.0	$27.1	$30.2	$18.2	$23.9	$19.0
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Incremental risk charge – trading portfolio

$ millions, as at or for the three months ended				2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Default risk	$134.1	$85.9	$130.5	$113.1	$102.6	$95.4	$153.4	$157.6
Migration risk	79.5	45.0	50.5	59.1	72.7	68.1	79.0	70.2
IRC (one-year measure) (1)	$197.4	$144.6	$181.0	$172.2	$175.3	$163.5	$232.4	$227.8
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Non-trading
activities
Structural interest rate risk (SIRR)
SIRR primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. The objective of SIRR management is to lock in product margins and deliver stable and predictable net interest income over time, while managing the risk to the economic value of our assets arising from changes in interest rates.
SIRR results from differences in the maturities or repricing dates of assets and liabilities, both on- and off-balance sheet, as well as from embedded optionality in retail products, and other product features that could affect the expected timing of cash flows, such as options to pre-pay loans or redeem term deposits prior to contractual maturity. A number of assumptions affecting cash flows, product re-pricing and the administration of rates underlie the models used to measure SIRR. The key assumptions pertain to the expected funding profile of mortgage rate commitments, fixed rate loan prepayment behaviour, term deposit redemption behaviour, the treatment of non-maturity
deposits and equity. All assumptions are derived empirically based on historical client behaviour, balance sheet composition and product pricing with the consideration of possible forward-looking changes. All models and assumptions used to measure SIRR are subject to independent oversight by Risk Management. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential before-tax impact of an immediate and sustained 100 basis points increase and 25 basis points decrease in interest rates on projected 12-month net interest income and economic value of equity for our structural balance sheet, assuming no subsequent hedging. While an immediate and sustained shock of 100 basis points is typically applied, and notwithstanding the possibility of negative rates, due to the low interest rate environment in both Canada and the U.S. at the end of the quarter, an immediate downward shock of 25 basis points was applied while maintaining a floor on market and client interest rates at zero. Amounts related to the quarter ended January 31, 2020 have been revised to reflect the impact of a 25 basis point decrease in all interest rates.
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2021 Jan. 31		2020 Oct. 31		2020 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$384	$42	$317	$92	$240	$49
Increase (decrease) in present value of shareholders’ equity	(564)	(365)	(556)	(348)	(494)	(299)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(122)	(66)	(119)	(42)	(60)	(10)
Increase (decrease) in present value of shareholders’ equity	77	40	57	49	95	58
(1)	Includes CAD and other currency exposures.

Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.

Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on-
and
off-balance
sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2021	Cash and deposits with banks	$63,293	$–	$63,293	$204	$63,089
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	105,645	94,159	199,804	119,303	80,501
	Other debt securities	4,961	5,330	10,291	3,054	7,237
	Equities	34,903	19,897	54,800	23,728	31,072
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,276	686	40,962	13,774	27,188
	Other liquid assets (2)	15,019	1,914	16,933	7,470	9,463
		$264,097	$121,986	$386,083	$167,533	$218,550
2020	Cash and deposits with banks	$62,518	$–	$62,518	$133	$62,385
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	112,403	92,202	204,605	108,425	96,180
	Other debt securities	4,798	4,288	9,086	2,603	6,483
	Equities	27,169	15,924	43,093	21,449	21,644
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,592	895	41,487	13,084	28,403
	Other liquid assets (2)	10,909	2,109	13,018	5,441	7,577
		$258,389	$115,418	$373,807	$151,135	$222,672
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Asset encumbrance

In the course of CIBC’s
day-to-day
operations, securities and other assets are pledged to secure obligations, participate in clearing
and settlement systems and other collateral management purposes.

Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.

Funding

CIBC funds its operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
CIBC’s principal approach aims to fund its consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. CIBC maintains a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
CIBC continuously evaluates opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.

Assets and liabilities
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$42,986	$–	$–	$–	$–	$–	$–	$–	$–	$42,986
Interest-bearing deposits with banks	20,307	–	–	–	–	–	–	–	–	20,307
Securities	3,702	6,072	4,810	3,325	6,583	17,662	40,416	32,078	35,845	150,493
Cash collateral on securities borrowed	11,557	–	–	–	–	–	–	–	–	11,557
Securities purchased under resale agreements	35,447	17,733	6,897	2,597	1,722	–	–	–	–	64,396
Loans
Residential mortgages	2,059	4,021	12,291	13,125	10,882	48,367	128,056	7,793	–	226,594
Personal	794	835	1,172	1,147	1,100	469	3,377	3,511	29,566	41,971
Credit card	225	450	675	675	675	2,699	5,310	–	–	10,709
Business and government	15,234	5,973	8,695	5,551	6,257	28,004	41,439	15,436	8,274	134,863
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,484)	(3,484)
Derivative instruments	2,898	3,473	3,057	2,255	2,636	3,438	6,436	9,972	–	34,165
Customers’ liability under acceptances	9,083	1,201	33	4	–	1	–	–	–	10,322
Other assets	–	–	–	–	–	–	–	–	38,029	38,029
	$144,292	$39,758	$37,630	$28,679	$29,855	$100,640	$225,034	$68,790	$108,230	$782,908
October 31, 2020 (2)	$141,033	$32,738	$41,413	$32,267	$28,499	$101,338	$224,276	$69,248	$98,739	$769,551
Liabilities
Deposits (3)	$28,557	$26,815	$46,158	$24,608	$25,384	$31,017	$51,613	$11,238	$328,537	$573,927
Obligations related to securities sold short	19,476	–	–	–	–	–	–	–	–	19,476
Cash collateral on securities lent	1,745	–	–	–	–	–	–	–	–	1,745
Obligations related to securities sold under repurchase agreements	42,622	28,180	2,994	474	407	1,845	–	–	–	76,522
Derivative instruments	3,159	4,270	3,435	2,869	2,256	2,456	5,418	8,295	–	32,158
Acceptances	9,141	1,201	33	4	–	1	–	–	–	10,380
Other liabilities	24	52	74	79	74	315	646	512	20,302	22,078
Subordinated indebtedness	–	–	–	–	–	–	–	4,693	–	4,693
Equity	–	–	–	–	–	–	–	–	41,929	41,929
	$104,724	$60,518	$52,694	$28,034	$28,121	$35,634	$57,677	$24,738	$390,768	$782,908
October 31, 2020	$98,552	$40,528	$58,834	$43,919	$26,555	$33,273	$58,938	$26,416	$382,536	$769,551
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Restated from amounts previously presented.
(3)
Comprises $206.1 billion (October 31, 2020: $202.2 billion) of personal deposits; $349.1 billion (October 31, 2020: $351.6 billion) of business and government deposits and secured borrowings; and $18.7 billion (October 31, 2020: $17.0 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$761	$10,387	$4,461	$3,891	$6,085	$21,867	$49,204	$2,144	$176,479	$275,279
Securities lending (2)	40,394	2,794	2,954	–	–	–	–	–	–	46,142
Standby and performance letters of credit	2,397	1,409	3,461	2,619	3,282	514	678	42	–	14,402
Backstop liquidity facilities	–	179	1,442	10	9,848	252	18	–	–	11,749
Documentary and commercial letters of credit	38	62	19	7	10	1	12	–	–	149
Other	141	–	–	–	–	–	–	–	–	141
	$43,731	$14,831	$12,337	$6,527	$19,225	$22,634	$49,912	$2,186	$176,479	$347,862
October 31, 2020	$39,474	$24,451	$11,188	$8,798	$6,427	$20,638	$51,245	$1,714	$173,157	$337,092
(1)	Includes $134.2 billion (October 31, 2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.7 billion (October 31, 2020: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Other contractual obligations
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at January 31, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$79	$186	$218	$167	$146	$448	$471	$269	$1,984
Future lease commitments	–	4	11	13	13	51	90	1,307	1,489
Underwriting commitments	495	–	–	–	–	–	–	–	495
Investment commitments	–	–	–	2	4	2	6	214	228
Pension contributions (2)	17	33	49	50	–	–	–	–	149
	$591	$223	$278	$232	$163	$501	$567	$1,790	$4,345
October 31, 2020	$211	$243	$231	$239	$204	$488	$795	$1,625	$4,036
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period ending October 31, 202
1
 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Loans contractually past due but not impaired
This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans. Most risk rated business and government loans that were contractually past due at the time relief was provided pursuant to payment deferral programs were presented in the aging category that applied at the time deferrals were granted during the period of the deferral. Other business and government loans, credit cards, personal loans and residential mortgages that were subject to a payment deferral program were generally presented in the aging category that applied as at March 31, 2020 during the period of the deferral, which approximated the time when the majority of the deferrals were granted, except that Canadian residential mortgages and certain secured personal loans that were less than 29 days past due at that time were treated as current. Loans that have exited a deferral program generally continue to age based on the status that was applied at the beginning of the program to the extent a payment has not been made.

$ millions, as at				2021 Jan. 31	2020 Oct. 31
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$3,281	$1,112	$1	$4,394	$4,510
Personal	685	194	–	879	830
Credit card	436	164	178	778	806
Business and government	2,056	302	–	2,358	2,135
	$6,458	$1,772	$179	$8,409	$8,281